Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Foreign currency contracts	$ 154	[1]	$ 40	[1]
Total assets measured at fair value	154		40
Liabilities:
Foreign currency contracts	10	[1]
Contingent purchase consideration liabilities	1,984	[2]	3,395	[2]
Total liabilities measured at fair value	1,994		3,395
Fair Value, Inputs, Level 2
Assets
Foreign currency contracts	154	[1]	40	[1]
Total assets measured at fair value	154		40
Liabilities:
Foreign currency contracts	10	[1]
Total liabilities measured at fair value	10
Fair Value, Inputs, Level 3
Liabilities:
Contingent purchase consideration liabilities	1,984	[2]	3,395	[2]
Total liabilities measured at fair value	$ 1,984		$ 3,395

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
[2]	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.